Condensed Financial Information of the Parent Company (Details) - Schedule of statements of cash flows - parent company only - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net (loss) profit	$ (3,126,024)	$ 54,035
Adjustments to reconcile net income to net cash provided by operating activities
Stock-based compensation	100,936
Equity (loss) income from equity investments	1,514,166	(763,425)
Changes in operating assets and liabilities:
Other receivables, net	57,400	332,599
Other payables	975,618	1,422,550
Net cash provided by operating activities	(477,904)	1,045,759
Net (decrease) increase in cash and cash equivalents, and restricted cash	(477,904)	1,045,759
Cash and cash equivalents at beginning of year	1,508,244	462,485
Cash and cash equivalents at end of year	$ 1,030,340	$ 1,508,244